Average Annual Total Returns{- Fidelity Disruptors Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptors Fund	Fidelity Disruptors Fund Return Before Taxes Past 1 year	Fidelity Disruptors Fund Return Before Taxes Since Inception		Fidelity Disruptors Fund After Taxes on Distributions Past 1 year	Fidelity Disruptors Fund After Taxes on Distributions Since Inception		Fidelity Disruptors Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Disruptors Fund After Taxes on Distributions and Sales Since Inception		Loyalty Class 1 Return Before Taxes Past 1 year	Loyalty Class 1 Return Before Taxes Since Inception		Loyalty Class 2 Return Before Taxes Past 1 year	Loyalty Class 2 Return Before Taxes Since Inception		MS159 Past 1 year	MS159 Since Inception
Total	15.20%	41.68%	[1]	14.74%	41.15%	[1]	9.10%	32.44%	[1]	15.51%	42.03%	[1]	15.83%	42.42%	[1]	18.90%	34.71%	[1]

[1]	(a)From April 16, 2020